SUMMARY OF SIGNIFICANT POLICIES (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Restricted cash	$ 0		$ 2
Intangible assets estimated life	10 years
Employee benefit expenses	$ 20,230		52,251	$ 55,403
Securities, percentage	10.00%
Statutory surplus percentage	10.00%
Statutory surplus fund	$ 0		$ 0	0
RMB [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate	7.0288		7.1884
USD [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate			1
AGM Technology Limited (“AGM Technology “) [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Percentage of assessable profits	16.50%	16.50%
Continuing Operations [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Restricted cash	$ 0		$ 2
Advances from customers amount	0		539
Deferred government grant	0		0
Government grant recognized	0		0	0
Discontinued Operations [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Restricted cash	0		8,037
Advances from customers amount	0		4,537,799
Deferred government grant	43,675		55,334
Government grant recognized	$ 13,318		$ 40,074	$ 40,501
PRC Companies [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Statutory surplus percentage	50.00%
Hong Kong [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Percentage of assessable profits	8.25%	8.25%
Net profit (in Dollars)		$ 2,000,000
Average Translation [Member] | RMB [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate	7.1429		7.1217	7.0467
Average Translation [Member] | USD [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Exchange rate				1
Common Class A [Member] | Third-party Consultants [Member]
SUMMARY OF SIGNIFICANT POLICIES (Details) [Line Items]
Shares issued for service rendered from consulting advisor (in Shares) | shares	570,000	570,000